Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Goodwill and Intangible Assets

(6) Goodwill and Intangible Assets

Goodwill and intangible assets consisted of the following:

	June 29, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Advertiser relationships	$59,500	$2,487	$57,013
Customer relationships	5,870	267	5,603
Subscriber relationships	36,720	1,493	35,227
Trade name	270	18	252

Total	$102,360	$4,265	$98,095

Nonamortized intangible assets:
Goodwill	$126,571
Mastheads	46,380

Total	$172,951

	December 29, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Advertiser relationships	$58,520	$610	$57,910
Customer relationships	5,690	59	5,631
Subscriber relationships	36,120	375	35,745
Trade name	270	5	265

Total	$100,600	$1,049	$99,551

Nonamortized intangible assets:
Goodwill	$125,911
Mastheads	45,850

Total	$171,761

As of June 29, 2014, the weighted average amortization periods for amortizable intangible assets are 15.9 years for advertiser relationships, 15.9 years for customer relationships, 16.0 years for subscriber relationships and 10.0 years for trade names. The weighted average amortization period in total for all amortizable intangible assets is 15.9 years.

Amortization expense for the Successor Company for the three and six months ended June 29, 2014 and for the Predecessor Company for the three and six months ended June 30, 2013 was $1,623, $5,823, $3,216 and $11,668, respectively. Estimated future amortization expense as of June 29, 2014 is as follows:

For the years ending the Sunday closest to December 31:

2014	$3,244
2015	6,457
2016	6,457
2017	6,457
2018	6,457
Thereafter	69,023

Total	$98,095

The changes in the carrying amount of goodwill for the period from December 29, 2013 to June 29, 2014 are as follows:

Balance at December 29, 2013	$125,911
Goodwill acquired in business combination	660

Balance at June 29, 2014	$126,571

The Company’s annual impairment assessment is made on the last day of its fiscal second quarter.

As of March 30, 2014 and December 29, 2013, a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the fresh start accounting on November 6, 2013 and it was determined that no indicators of impairment were present.

The carrying value of goodwill and indefinite-lived intangible assets are evaluated for possible impairment on an annual basis or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or indefinite-lived intangible asset below its carrying value. We are required to determine goodwill impairment using a two-step process. The first step is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the impairment test is performed to measure the amount of impairment loss, if any. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

As part of the annual impairment assessments, as of June 29, 2014 the fair values of the Company’s reporting units for goodwill impairment testing, which include Large Daily Newspapers, Metro Newspapers, Small Community Newspapers, Local Media Newspapers, and Ventures, and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry multiples and using estimates, judgments and assumptions that management believes were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. The Company determined that the future cash flow and industry multiple analyses provided the best estimate of the fair value of its reporting units. As a result of the annual assessments Step 1 analysis that was performed, no impairment of goodwill was identified. The Company uses a “relief from royalty” approach which utilizes a discounted cash flow model to determine the fair value of each masthead. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company’s estimate of reporting unit fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.

Given the recent revaluation of assets related to fresh start accounting, there is a relatively small amount of fair value excess for certain reporting units. Specifically the fair value of the Large Daily Newspapers, Metro Newspapers and Small Community Newspaper reporting units exceeded carrying value by less than 10%. In addition, the masthead fair value for these groups exceeded carrying value by less than 3%. Considering a relatively low headroom for these reporting units and mastheads and declining same store revenue and profitability in the newspaper industry over the past several years, these are considered to be at risk for a future impairment in the event of decline in general economic, market or business conditions or any significant unfavorable changes in the forecasted cash flows, weighted-average cost of capital and/or market transaction multiples.

(8) Goodwill and Intangible Assets

Goodwill and intangible assets consisted of the following:

	Successor Company December 29, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Advertiser relationships	$58,520	$610	$57,910
Customer relationships	5,690	59	5,631
Subscriber relationships	36,120	375	35,745
Trade name	270	5	265

Total	$100,600	$1,049	$99,551

Nonamortized intangible assets:
Goodwill	$125,911
Mastheads	45,850

Total	$171,761

	Predecessor Company December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

As of December 29, 2013, the weighted average amortization periods for amortizable intangible assets are 15.9 years for advertiser relationships, 16.0 years for customer relationships, 16.0 years for subscriber relationships and 10.0 years for trade names. The weighted average amortization period in total for all amortizable intangible assets is 15.9 years.

Amortization expense for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012 was $1,049, $18,246, $23,583 and $23,876, respectively. Estimated future amortization expense as of December 29, 2013, is as follows:

For the years ending the Sunday closest to December 31:
2014	$6,292
2015	6,292
2016	6,292
2017	6,292
2018	6,292
Thereafter	68,091

Total	$99,551

The changes in the carrying amount of goodwill for the years ended December 29, 2013 and December 30, 2012 are as follows:

Gross balance at January 1, 2012	$886,843
Accumulated impairment losses	(872,885)

Net balance at January 1, 2012, Predecessor Company	13,958
Goodwill impairment from divestitures (1)	(216)

Balance at December 30, 2012, Predecessor Company	13,742
Gross balance at December 30, 2012	886,843
Accumulated impairment losses	(873,101)

Net balance at December 30, 2012, Predecessor Company	13,742
Consolidation of Local Media	462
Elimination of Predecessor goodwill	(14,204)
Reorganization Plan effects and Fresh Start adjustments	125,911

Balance at November 6, 2013, Successor Company	125,911

Net balance at December 29, 2013, Successor Company	$125,911

(1)	Goodwill impairment was initially recognized in continuing operations and was subsequently reclassified to discontinued operations expense at the time the operations were classified as held for sale.

As of December 29, 2013 and December 30, 2012, goodwill in the amount $567,086 and $606,013, respectively, was deductible for income tax purposes.

The Company’s annual impairment assessment is made on the last day of its fiscal second quarter.

As part of the annual impairment assessment, as of June 26, 2011, the fair values of the Company’s reporting units for goodwill impairment testing and newspaper mastheads were performed and resulted in no impairment being identified.

Due to an operational management change in the fourth quarter of 2011, certain properties having an allocated goodwill balance of $385 were transferred to a reporting unit that previously did not have a goodwill balance. The Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $385 of goodwill was impaired. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the then current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit’s intangible and long-lived assets and determined that impairments of these assets were not present as of January 1, 2012.

During the first quarter of 2012, the Company reorganized its management structure to align with its publication types. The fair value of goodwill was allocated to each of the new reporting units: Small Community Newspapers, Large Daily Newspapers and Metro Newspapers. The Company determined that impairment indicators were present for the Metro Newspaper reporting unit, which had a goodwill balance of $216. As of April 1, 2012 the Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $216 of goodwill was impaired and this amount was subsequently reclassified to discontinued operations, see Note 22. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the then current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit’s intangible and long-lived assets and determined that impairments of these assets were not present.

As part of the annual impairment assessments, as of June 30, 2013 and July 1, 2012, the fair values of the Company’s reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the then current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units. As a result of the annual assessments performed no impairment of goodwill was identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company’s estimate of fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.

The bankruptcy filing was considered a triggering event for the non amortizable intangibles and the Company performed a valuation analysis to determine if an impairment existed as of September 29, 2013. The fair values of the Company’s reporting units for goodwill and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances and were consistent with the terms of the Plan. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current bankruptcy Plan, the Company determined that discounted cash flows provided the best estimate of the fair value of its reporting units. The estimated fair values of the Large Daily and the Small Community reporting units exceeded their carrying value and Step 2 of the analysis was not necessary. The estimated fair value of each reporting unit’s mastheads exceeded their carrying values, using consistent assumptions as discussed above. The masthead fair value was estimated using the relief from royalty valuation method.

The Company considered the impairment analysis for goodwill and mastheads, triggered by the bankruptcy filing, to be an indicator of impairment under ASC 360, and performed an analysis of its undiscounted cash flows for amortizable intangibles. For any groups where the carrying value exceeded the undiscounted cash flows a discounted cash flow analysis was performed to determine the amount of the impairment. Key assumptions within this analysis included earnings projections, discount rates, attrition rates, long term growth rates, and effective tax rate that the Company considers appropriate. Earnings projections reflected continued declines in print advertising revenue of 5.0% to 9.0% per year, which is expected to moderate in later years, growth in circulation revenue of up to 2.0% per year, and expense declines of up to 4.0% per year. Discount rates ranged from 14.5% to 17.0%, attrition rates ranged from 5.0% to 7.5%, the long term growth rate was 0% and the effective tax rate was 39.15%. The resulting cash flows were reconciled to the projections supporting the Plan.

Due to reductions in the Company’s operating projections during the third quarter in conjunction with the bankruptcy process, an impairment charge of $68,573 was recognized for advertiser relationships within the Company’s Metro and Small Community reporting units, an impairment charge of $19,149 was recognized for subscriber relationships within the Company’s Metro and Small Community reporting units, an impairment charge of $2,077 was recognized for customer relationships within the Company’s Metro reporting unit and an impairment charge of $1,800 was recognized for trade names and publication rights within the Directories business unit. These impairment charges were recorded in the caption “impairment of long-lived assets” on the consolidated statement of operations and comprehensive income (loss). Refer to Note 19 for additional information on the impairment charge. The increase in the fair value of the intangible assets pursuant to fresh start accounting primarily relates to the Company’s Large Dailies reporting unit based on the valuation methodologies, operational outlook, growth rates, discount rates and attrition rates as described above.

As of December 29, 2013, a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the fresh start accounting on November 6, 2013 and it was determined that no indicators of impairment were present.

The newspaper industry and the Company have experienced declining same store revenue and profitability over the past several years. Should general economic, market or business conditions decline, and have a negative impact on estimates of future cash flow and market transaction multiples, the Company may be required to record additional impairment charges in the future.